Commitments and Contingencies - Property and Equipment Under Capital Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Office equipment	$ 33	$ 33
Less accumulated amortization	(16)	(5)
Total	$ 17	$ 28